Financial instruments, Contractual maturities of financial assets and liabilities (Details) $ in Millions	12 Months Ended
	Dec. 31, 2022 GBP (£)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 GBP (£)	Dec. 31, 2020 GBP (£)	Dec. 31, 2019 GBP (£)
Liquidity risk [Abstract]
Proceeds from agreement	£ 39,500,000		£ 37,226,000
Credit risk [Abstract]
Trade receivables	27,736,000		6,047,000
Cash and cash equivalents	332,539,000		237,886,000	£ 129,716,000	£ 73,966,000
Liquidity Risk [Member]
Financial liabilities [Abstract]
Financial liabilities	115,128,000		69,619,000
Liquidity Risk [Member] | Trade Payables and Accruals [Member]
Financial liabilities [Abstract]
Financial liabilities	74,149,000
Liquidity Risk [Member] | Trade Payables [Member]
Financial liabilities [Abstract]
Financial liabilities			32,393,000
Liquidity Risk [Member] | Non-current Accruals [Member]
Financial liabilities [Abstract]
Financial liabilities	1,479,000
Liquidity Risk [Member] | Interest Bearing Loans and Borrowings [Member]
Financial liabilities [Abstract]
Financial liabilities	39,500,000		37,226,000
Liquidity Risk [Member] | Financial Liabilities Contractual Cash Flows [Member]
Financial liabilities [Abstract]
Financial liabilities	136,866,000		69,619,000
Liquidity Risk [Member] | Financial Liabilities Contractual Cash Flows [Member] | Trade Payables and Accruals [Member]
Financial liabilities [Abstract]
Financial liabilities	74,149,000
Liquidity Risk [Member] | Financial Liabilities Contractual Cash Flows [Member] | Trade Payables [Member]
Financial liabilities [Abstract]
Financial liabilities			32,393,000
Liquidity Risk [Member] | Financial Liabilities Contractual Cash Flows [Member] | Non-current Accruals [Member]
Financial liabilities [Abstract]
Financial liabilities	1,479,000
Liquidity Risk [Member] | Financial Liabilities Contractual Cash Flows [Member] | Interest Bearing Loans and Borrowings [Member]
Financial liabilities [Abstract]
Financial liabilities	61,238,000		37,226,000
Liquidity Risk [Member] | Financial Liabilities Contractual Maturity One Year or Less [Member]
Financial liabilities [Abstract]
Financial liabilities	78,233,000
Liquidity Risk [Member] | Financial Liabilities Contractual Maturity One Year or Less [Member] | Trade Payables and Accruals [Member]
Financial liabilities [Abstract]
Financial liabilities	74,149,000
Liquidity Risk [Member] | Financial Liabilities Contractual Maturity One Year or Less [Member] | Non-current Accruals [Member]
Financial liabilities [Abstract]
Financial liabilities	0
Liquidity Risk [Member] | Financial Liabilities Contractual Maturity One Year or Less [Member] | Interest Bearing Loans and Borrowings [Member]
Financial liabilities [Abstract]
Financial liabilities	4,084,000
Liquidity Risk [Member] | Financial liabilities contractual maturity one to three years [Member]
Financial liabilities [Abstract]
Financial liabilities	10,691,000		32,393,000
Liquidity Risk [Member] | Financial liabilities contractual maturity one to three years [Member] | Trade Payables and Accruals [Member]
Financial liabilities [Abstract]
Financial liabilities	0
Liquidity Risk [Member] | Financial liabilities contractual maturity one to three years [Member] | Trade Payables [Member]
Financial liabilities [Abstract]
Financial liabilities			32,393,000
Liquidity Risk [Member] | Financial liabilities contractual maturity one to three years [Member] | Non-current Accruals [Member]
Financial liabilities [Abstract]
Financial liabilities	1,479,000
Liquidity Risk [Member] | Financial liabilities contractual maturity one to three years [Member] | Interest Bearing Loans and Borrowings [Member]
Financial liabilities [Abstract]
Financial liabilities	9,212,000		0
Liquidity Risk [Member] | Financial Liabilities Contractual Maturity three to five years [Member]
Financial liabilities [Abstract]
Financial liabilities	32,068,000
Liquidity Risk [Member] | Financial Liabilities Contractual Maturity three to five years [Member] | Trade Payables and Accruals [Member]
Financial liabilities [Abstract]
Financial liabilities	0
Liquidity Risk [Member] | Financial Liabilities Contractual Maturity three to five years [Member] | Non-current Accruals [Member]
Financial liabilities [Abstract]
Financial liabilities	0
Liquidity Risk [Member] | Financial Liabilities Contractual Maturity three to five years [Member] | Interest Bearing Loans and Borrowings [Member]
Financial liabilities [Abstract]
Financial liabilities	32,068,000
Liquidity Risk [Member] | Financial Liabilities Contractual Maturity greater than five years [Member]
Financial liabilities [Abstract]
Financial liabilities	15,874,000
Liquidity Risk [Member] | Financial Liabilities Contractual Maturity greater than five years [Member] | Trade Payables and Accruals [Member]
Financial liabilities [Abstract]
Financial liabilities	0
Liquidity Risk [Member] | Financial Liabilities Contractual Maturity greater than five years [Member] | Non-current Accruals [Member]
Financial liabilities [Abstract]
Financial liabilities	0
Liquidity Risk [Member] | Financial Liabilities Contractual Maturity greater than five years [Member] | Interest Bearing Loans and Borrowings [Member]
Financial liabilities [Abstract]
Financial liabilities	£ 15,874,000
Liquidity Risk [Member] | Pharmakon Loan Agreement, Tranche One [Member]
Liquidity risk [Abstract]
Proceeds from agreement | $		$ 50
Maturity date for monthly payments of principal and interest	Nov. 30, 2028
Liquidity Risk [Member] | Top of Range [Member]
Liquidity risk [Abstract]
Financial liabilities maturity of contractual cash flows	1 year
Credit Risk [member]
Credit risk [Abstract]
Trade receivables	£ 27,736,000		4,194,000
Cash and cash equivalents	£ 332,539,000		£ 237,886,000